Cover Page                                                                497(e)
                                                                        33-58950

SUPPLEMENT DATED JUNE 23, 2000 TO THE CURRENT PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION ("SAIS") FOR:

o   EQ ADVISORS TRUST
o   EQUITABLE VARIABLE LIFE PRODUCTS
o   EQUITABLE VARIABLE ANNUITY PRODUCTS AND

INFORMATION STATEMENT
--------------------------------------------------------------------------------

This Supplement updates the current prospectuses and statements of additional information for certain variable annuity contracts and variable life insurance policies ("Product Prospectus" and "SAIs") issued by The Equitable Life Assurance Society of the United States ("Equitable") and the Prospectus and Statement of Additional Information ("SAI") of EQ Advisors Trust ("Trust"). You should read this Supplement in conjunction with the Product Prospectus and Trust Prospectus ("Prospectuses") and retain them for future reference. In addition, the information in this document should be considered to be an Information Statement for purposes of Schedule 14C under the Securities Exchange Act of 1934, as amended ("Exchange Act").

The primary purpose of this Supplement and Information Statement is to provide you with information about a change of the investment adviser ("Adviser") to one of the portfolios of the Trust. Equitable, in its capacity as the Investment Manager of the Trust, has been granted relief by the Securities and Exchange Commission that permits Equitable, subject to the approval of the Board of Trustees and without the approval of shareholders to: (i) select new or additional Advisers for each Portfolio; (ii) enter into new Advisory Agreements and/or materially modify the terms of any existing Advisory Agreement; (iii) terminate any existing Adviser and replace the Adviser; and (iv) continue the employment of an existing Adviser on the same contract terms where the Advisory Agreement has been assigned because of a change of control of the Adviser.

At a meeting of the Board of Trustees of the Trust held on May 19, 2000, the Board of Trustees, including the Trustees who are not "interested persons" of the Trust, the Manager, the Adviser or the Distributor's (as that term is defined in the Investment Company Act of 1940, as amended) ("Independent Trustee(s)"), unanimously approved the Manager's proposal to (i) terminate Credit Suisse Asset Management, LLC ("Credit Suisse") as the Adviser for the Warburg Pincus Small Company Value Portfolio ("Portfolio") (ii) select and appoint Fidelity Management & Research Company ("Fidelity") as the Adviser for the Portfolio; and (iii) change the name of the Portfolio to the "FI Small/Mid Cap Value Portfolio." In approving the termination of Credit Suisse as the Adviser for the Portfolio, the Board of Trustees considered, among other things the past performance of the Portfolio and the Manager's evaluation of Credit Suisse's future potential of achieving the investment goals of the Portfolio. In approving Fidelity as the new Adviser for the Portfolio and the related name change, the Board of Trustees considered certain factors, including: (i) the nature, quality and extent of the services expected to be rendered by Fidelity, including the credentials and investment experience of its officers and employees; (ii) Fidelity's investment approach; (iii) the structure of Fidelity and its ability to provide services to the Portfolio, based on both its financial condition as well as its performance record; (iv) a comparison of Fidelity's advisory fee with those of other potential Advisers' and (v) indirect costs and benefits of Fidelity serving as the Adviser to the Portfolio. At that time, the Board also approved a change in the Portfolio's investment strategy to permit the Adviser to invest at least 65% of the Portfolio's total assets in common stocks of companies with small to medium market capitalizations (i.e., those with market capitalizations similar to companies in the Russell 2000 Index or the Russell MidCap Index at the time of investment). In connection with that consideration, the Board of Trustees determined that the Investment Advisory Agreement between the Manager and Fidelity with respect to the Portfolio is in the best interests of the Portfolio and its shareholders.

As a result of those determinations and subject to certain regulatory approvals, effective on or about July 24, 2000, Fidelity will replace Credit Suisse as the Adviser to the Warburg Pincus Small Company Value Portfolio and the name of the portfolio will be changed to "FI Small/Mid Cap Value Portfolio." All references to the Warburg Pincus Small Company Value Portfolio, variable investment options and investment funds are hereby changed to the "FI Small/Mid Cap Value Portfolio," variable investment options and investment funds (throughout the Prospectuses and SAIs). In addition, all references to Warburg Pincus Asset Management and/or Credit Suisse Asset Management, LLC are replaced with Fidelity Management & Research Company (throughout the Prospectuses and SAIs.) In addition, please note that the Portfolio's investment strategy has been changed to permit the Portfolio to invest in common stocks of companies with medium market capitalizations as well as common stocks of companies with small market capitalizations.

The following information replaces the information with respect to the "Warburg Pincus Small Company Value Portfolio" in the sections entitled "Summary Information Concerning EQ Advisors Trust," "About the Investment Portfolios" and "Management of the Trust" in the Trust Prospectus:

                        FI SMALL/MID CAP VALUE PORTFOLIO

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES        PRINCIPAL RISKS
--------------------------------------------------------------------------------
Equity securities of U.S. small-cap    General investment, small-cap and mid-cap
and mid-cap companies                  company, foreign securities, sector risk
                                       and value investing.
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.

THE INVESTMENT STRATEGY

The Portfolio invests at least 65% of its total assets in common stocks of companies with small to medium market capitalizations. Small to medium market capitalization companies are those companies with market capitalizations similar to the market capitalizations of companies in the Russell 2000 Index or the Russell MidCap Index at the time of the Portfolio's investment. Companies whose capitalizations no longer meet this definition after purchase continue to be considered to have a small to medium market capitalization for purposes of the 65% policy.

The Adviser focuses on securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, earnings or growth potential. The stocks of these companies are often called "value" stocks.

The Adviser may also invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the Portfolio, the Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market factors. The securities of each of these issuers are then analyzed using statistical models to further evaluate their growth potential, valuation, liquidity and investment risk. The Adviser may use various techniques, such as buying and selling futures contracts to increase or decrease the Portfolio's exposure to changing security prices or other investment techniques that affect security values. If the Adviser's strategies do not work as intended, the Portfolio may not achieve its investment objective.

When market or financial conditions warrant, the Adviser may temporarily use a different investment strategy for defensive purposes. If the Adviser does so, different factors could affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

VALUE INVESTING RISK: The Portfolio uses a value-oriented approach to stock selection. Value investing is subject to the risk that a value stock's intrinsic value may never be fully recognized or realized by the market, or its price may go down. There is also the risk that a stock judged to be undervalued may actually be appropriately priced.

SMALL-CAP AND MID-CAP COMPANY RISK: The Portfolio's investments in small-cap and mid-cap companies may be subject to more abrupt or erratic movements in price than those of larger, more established companies because: the securities of such companies are less well-known and may trade less frequently and in lower volume; such companies are more likely to experience greater or more unexpected changes in their earnings and growth prospects; and the products or technologies of such companies may be at a relatively early state of development or not fully tested.

FOREIGN SECURITIES RISK: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

SECTOR RISK: Market or economic factors affecting certain companies or industries in a particular industry sector could have a major effect on the value of the Portfolio's investments. For example, many technology stocks, especially those of smaller less-seasoned companies, tend to be more volatile than the overall market.

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total return for 1998 and 1999, the Portfolio's first two years of operations, and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The table below shows the Portfolio's average annual total returns for the Portfolio for one year and since inception. The table also compares the Portfolio's performance to the returns of a broad-based index. Both the bar chart and table assume reinvestment of dividends and distributions. Please note that the Portfolio's performance, as reflected below, was achieved by the Portfolio's previous Adviser. Past performance is not an indication of future performance. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce performance results. The inception date for the Portfolio is May 1, 1997.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN - CLASS IB SHARES
--------------------------------------------------------------------------------

                                  [BAR CHART]

                                 1998     1999
                                 ----     ----
                                -10.02%   1.80%

               Best quarter:                      Worst quarter:
          12.40% (1999 4th Quarter)         (20.25)% (1998 3rd Quarter)

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                                                ONE YEAR     SINCE INCEPTION
FI Small/Mid Cap Value Portfolio - Class IA     2.07%        4.25%*
FI Small/Mid Cap Value Portfolio - Class IB     1.80%        3.33%
Russell 2500 Value Index  ***                   1.49%        10.00%
Russell 2000 Value Index**                      (1.49)%      7.06%
Russell 2000 Index**                            21.26%       16.99%

* Investment operations commenced with respect to the Class IA Shares on November 24, 1998.
** For more information on this index, see the section in the prospectus "The Benchmarks"
*** We believe that this index reflects more closely the market sectors in which the Portfolio invests. The Russell 2500 Value Index measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted values.

WHO MANAGES THE PORTFOLIO

FIDELITY MANAGEMENT & RESEARCH COMPANY ("Fidelity"), 82 Devonshire Street, Boston, Massachusetts 02109, will become the Portfolio's Adviser, as of July 24, 2000. FMR Corp., organized in 1972, is the ultimate parent company of Fidelity. As of March 31, 2000, FMR Corp., including its affiliates, had approximately $995 billion in discretionary assets under management. Edward
C. Johnson, 3d is the Chairman of the Board of Fidelity. Other executive officers and/or directors of Fidelity include: Robert Pozen, Richard A. Spillane, Jr., Robert Lawrence, Laura Cronin, Eric Roiter, Jay Feedman, Peter Lynch, Abigail Johnson and Francis V. Knox.

ROBERT MACDONALD is the Portfolio Manager and will be responsible for the day-to-day management of the Portfolio. Mr. MacDonald, senior vice president and portfolio manager, has been associated with Fidelity since 1985.

MANAGEMENT OF THE TRUST

On May 19, 2000, the Board of Trustees of the Trust, including a majority of Trustees who are Independent Trustees, unanimously approved implementation of the contractual management fee for the Portfolio, effective as of July 24, 2000 as follows:

                         FIRST $1   NEXT $1   NEXT $3   NEXT $5
                         BILLION    BILLION   BILLION   BILLION   THEREAFTER
FI Small/Mid Cap
  Value Portfolio        0.750%     0.700%    0.675%    0.650%    0.625%

Cover Page                                                                497(e)
                                                                        33-58950

SUPPLEMENT DATED JUNE 23, 2000 TO THE CURRENT PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION ("SAIS") FOR:

o   EQ ADVISORS TRUST
o   EQUITABLE VARIABLE LIFE PRODUCTS AND
o   EQUITABLE VARIABLE ANNUITY PRODUCTS

--------------------------------------------------------------------------------

This Supplement updates the current prospectuses and statements of additional information for certain variable annuity contracts and variable life insurance policies ("Product Prospectus" and "SAIs") issued by The Equitable Life Assurance Society of the United States ("Equitable") and the Prospectus and Statement of Additional Information ("SAI") of EQ Advisors Trust ("Trust"). You should read this Supplement in conjunction with the Product Prospectus and Trust Prospectus ("Prospectuses") and retain them for future reference.

The primary purpose of this Supplement is to provide you with information about a change of the investment adviser ("Adviser") to one of the Portfolios of the Trust. Equitable, in its capacity as the Investment Manager of the Trust, has been granted relief by the Securities and Exchange Commission that permits Equitable, subject to the approval of the Board of Trustees and without the approval of shareholders to: (i) select new or additional Advisers for each Portfolio; (ii) enter into new Advisory Agreements and/or materially modify the terms of any existing Advisory Agreement; (iii) terminate any existing Adviser and replace the Adviser; and (iv) continue the employment of an existing Adviser on the same contract terms where the Advisory Agreement has been assigned because of a change of control of the Adviser.

Effective July 24, 2000, Fidelity Management & Research Company will replace Credit Suisse Asset Management, LLC as the Adviser to the Warburg Pincus Small Company Value Portfolio and the name of the portfolio will be changed to "FI Small/Mid Cap Value Portfolio." All references to the Warburg Pincus Small Company Value Portfolio, variable investment options and investment funds are hereby changed to the "FI Small/Mid Cap Value Portfolio," variable investment options and investment funds (throughout the Prospectuses and SAIs). In addition, all references to Warburg Pincus Asset Management and/or Credit Suisse Asset Management, LLC are replaced with Fidelity Management & Research Company (throughout the Prospectuses and SAIs.) Also, please note that the Portfolio's investment strategy has been changed to permit the Portfolio to invest in common stocks of companies with medium market capitalizations as well as common stocks of companies with small market capitalizations.

The following information replaces the information with respect to the "Warburg Pincus Small Company Value Portfolio" in the sections entitled "Summary Information Concerning EQ Advisors Trust," "About the Investment Portfolios" and "Management of the Trust" in the Trust Prospectus:

                        FI SMALL/MID CAP VALUE PORTFOLIO

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES           PRINCIPAL RISKS
--------------------------------------------------------------------------------
Equity securities of U.S. small-cap       General investment, small-cap and
and mid-cap companies                     mid-cap company, foreign securities,
                                          sector risk and value investing.
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.

THE INVESTMENT STRATEGY

The Portfolio invests at least 65% of its total assets in common stocks of companies with small to medium market capitalizations. Small to medium market capitalization companies are those companies with market capitalizations similar to the market capitalizations of companies in the Russell 2000 Index or the Russell MidCap Index at the time of the Portfolio's investment. Companies whose capitalizations no longer meet this definition after purchase continue to be considered to have a small to medium market capitalization for purposes of the 65% policy.

The Adviser focuses on securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, earnings or growth potential. The stocks of these companies are often called "value" stocks.

The Adviser may also invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the Portfolio, the Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market factors. The securities of each of these issuers are then analyzed using statistical models to further evaluate their growth potential, valuation, liquidity and investment risk. The Adviser may use various techniques, such as buying and selling futures contracts to increase or decrease the Portfolio's exposure to changing security prices or other investment techniques that affect security values. If the Adviser's strategies do not work as intended, the Portfolio may not achieve its investment objective.

When market or financial conditions warrant, the Adviser may temporarily use a different investment strategy for defensive purposes. If the Adviser does so, different factors could affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

VALUE INVESTING RISK: The Portfolio uses a value-oriented approach to stock selection. Value investing is subject to the risk that a value stock's intrinsic value may never be fully recognized or realized by the market, or its price may go down. There is also the risk that a stock judged to be undervalued may actually be appropriately priced.

SMALL-CAP AND MID-CAP COMPANY RISK: The Portfolio's investments in small-cap and mid-cap companies may be subject to more abrupt or erratic movements in price than those of larger, more established companies because: the securities of such companies are less well-known and may trade less frequently and in lower volume; such companies are more likely to experience greater or more unexpected changes in their earnings and growth prospects; and the products or technologies of such companies may be at a relatively early state of development or not fully tested.

FOREIGN SECURITIES RISK: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

SECTOR RISK: Market or economic factors affecting certain companies or industries in a particular industry sector could have a major effect on the value of the Portfolio's investments. For example, many technology stocks, especially those of smaller less-seasoned companies, tend to be more volatile than the overall market.

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total return for 1998 and 1999, the Portfolio's first two years of operations, and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The table below shows the Portfolio's average annual total returns for the Portfolio for one year and since inception. The table also compares the Portfolio's performance to the returns of a broad-based index. Both the bar chart and table assume reinvestment of dividends and distributions. Please note that the Portfolio's performance, as reflected below, was achieved by the Portfolio's previous Adviser. Past performance is not an indication of future performance. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce performance results. The inception date for the Portfolio is May 1, 1997.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN - CLASS IB SHARES
--------------------------------------------------------------------------------

                    -10.02%        1.80%
                     -----         ----
                      1998          1999

           Best quarter:                           Worst quarter:
      12.40% (1999 4th Quarter)               (20.25)% (1998 3rd Quarter)

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                                                  ONE YEAR      SINCE INCEPTION

FI Small/Mid Cap Value Portfolio - Class IA       2.07%         4.25%*
FI Small/Mid Cap Value Portfolio - Class IB       1.80%         3.33%
Russell 2500 Value Index  ***                     1.49%         10.00%
Russell 2000 Value Index**                       (1.49)%        7.06%
Russell 2000 Index**                             21.26%        16.99%

* Investment operations commenced with respect to the Class IA Shares on November 24, 1998.
** For more information on this index, see the section in the prospectus "The Benchmarks"
*** We believe that this index reflects more closely the market sectors in which the Portfolio invests. The Russell 2500 Value Index measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted values.

WHO MANAGES THE PORTFOLIO

FIDELITY MANAGEMENT & RESEARCH COMPANY ("Fidelity"), 82 Devonshire Street, Boston, Massachusetts 02109, will become the Portfolio's Adviser, as of July 24, 2000. FMR Corp., organized in 1972, is the ultimate parent company of Fidelity. As of March 31, 2000, FMR Corp., including its affiliates, had approximately $995 billion in discretionary assets under management.

ROBERT MACDONALD is the Portfolio Manager and will be responsible for the day-to-day management of the Portfolio. Mr. MacDonald, senior vice president and portfolio manager, has been associated with FMR Corp. since 1985.

MANAGEMENT OF THE TRUST

On May 19, 2000, the Board of Trustees of the Trust, including a majority of Trustees who are Independent Trustees, unanimously approved implementation of the contractual management fee for the Portfolio, effective as of July 24, 2000 as follows:


                                        FIRST $1    NEXT $1   NEXT $3   NEXT $5
                                        BILLION     BILLION   BILLION   BILLION    THEREAFTER
FI Small/Mid Cap Value Portfolio        0.750%      0.700%    0.675%    0.650%      0.625%